9. LOANS FROM RELATED PARTY (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Loans From Related Party Details Narrative
Money loaned by CEO			$ 1,388,000	$ 320,000	$ 320,000	$ 6,583,436	[1]
Amount repaid to related party for debt			681,773	1,288,383	1,204,093	3,324,686	[1]
Interest expense	$ 44,131	$ 32,008	$ 67,418	32,008	32,008	340,050
Accrued Interest					5,788	1,126
Extinguishment of the debt		$ 614,682		$ 614,682
Converted at a price Share	$ 5.00		$ 5.00
Notes issued						8,774,327
Principal amount						$ 1,009,624
Interest Rates			10.00%
Script costs and payables	$ 594,315		$ 594,315
Dolphin Films owed DE			$ 1,818,661		$ 684,326

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.